Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000252257 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252257 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252257 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252257 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252257 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252257 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252257 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000252257 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000252257 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000252257 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000252257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000252257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252257 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000252257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000252257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000252256 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252256 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252256 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252256 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252256 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252256 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000252256 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000252256 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000252256 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000252256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000252256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000252256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000252256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000272223 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000272223 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000272223 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000272223 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000272223 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000272223 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000272223 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000272223 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000272223 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000272223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000272223 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000272223 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000272223 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000272223 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000272223 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000272223 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000272223 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000272223 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000272223 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000272222 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000272222 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000272222 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000272222 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000272222 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000272222 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000272222 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000272222 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000272222 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000272222 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000272222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000272222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000272222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000272222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000272222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000272222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000272222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000272222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000272222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%